UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2008
                                                 ------------------

Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              38TH FLOOR
              NEW YORK, NEW YORK 10019

Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        PRESIDENT
Phone:        212-615-3425

Signature, Place, and Date of Signing:

  Signature                        Place                     Date of Signing
/S/ PAUL SEGAL                  NEW YORK, NY                NOVEMBER 13, 2008
--------------                  ------------                -----------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F S UMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          42
                                                 --

Form 13F Information Table Value Total:          $1,520,870.58
                                                 -------------
                                                 (thousands)

List of Other Included Managers:                     NONE




       Form 13F INFORMATION TABLE (09/30/08)

      COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
                                   TITLE OF                    VALUE     SHRS OR     SH/ PUT/  INVESTMENT   OTHERS  VOTING AUTHORITY
NAME OF ISSUER                       CLASS          CUSIP     (X1000)   PRN AMOUNT   PRN CALL  DISCRETION  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACORN ENERGY, INC. CMN               Common Stock   004848107       657.51    178,186.00 SH          SOLE         178,186.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADA ES INC CMN                       Common Stock   005208103     1,161.96    144,164.00 SH          SOLE         144,164.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY, INC. CMN           Common Stock   017361106    36,817.51  1,001,292.00 SH          SOLE         1,001,292.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELECTRIC POWER INC CMN      Common Stock   025537101    22,919.90    618,955.00 SH          SOLE         618,955.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALL/S(SAB) @  10 EXP 01/17/2009             Call   852061900    21,300.00  1,420,000.00     CALL    SOLE         1,420,000.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALL/S(SAE) @  25 EXP 01/17/2009             Call   852061900        31.25     12,500.00     CALL    SOLE          12,500.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALL/S(SAF) @  30 EXP 01/17/2009             Call   852061900       453.00    181,200.00     CALL    SOLE         181,200.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORPORATION CMN              Common Stock   131347304   125,549.68  9,657,668.00 SH          SOLE         9,657,668.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC CMN              Common Stock   171871106       251.53     81,400.00 SH          SOLE          81,400.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORPORATION CMN
CLASS A                              Common Stock   185385309       459.76     38,700.00 SH          SOLE          38,700.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORPORATION CMN           Common Stock   125896100   111,888.62  8,972,624.00 SH          SOLE         8,972,624.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGENT COMMUNICATIONS GROUP
INC CMN                               Common Stock  19239V302     1,632.78    211,500.00 SH          SOLE         211,500.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC. CMN               Common Stock   20854P109    41,034.84    894,200.00 SH          SOLE         894,200.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMBARQ CORPORATION CMN               Common Stock   29078E105     7,509.86    185,200.00 SH          SOLE         185,200.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP CL-A
CLASS A                              Common Stock   291525103       708.55    730,462.00 SH          SOLE         730,462.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FAIRPOINT COMMUNICATIONS, INC.
CMN                                  Common Stock   305560104     2,901.05    334,608.00 SH          SOLE         334,608.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP CMN                  Common Stock   31567R100        77.69     56,300.00 SH          SOLE          56,300.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR, INC. CMN                Common Stock   336433107     1,322.37      7,000.00 SH          SOLE           7,000.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HOLDINGS, INC.
CMN                                  Common Stock   35039W100    20,898.23    587,359.00 SH          SOLE         587,359.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLU MOBILE INC. CMN                  Common Stock   379890106       415.18    212,912.00 SH          SOLE         212,912.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC CMN          Common Stock   391164100    53,010.01  2,385,689.00 SH          SOLE         2,385,689.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IPCS, INC. CMN                       Common Stock   44980Y305       412.00     18,500.00 SH          SOLE          18,500.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KNOLOGY, INC. CMN                    Common Stock   499183804       409.15     50,700.00 SH          SOLE          50,700.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIMELIGHT NETWORKS, INC. CMN         Common Stock   53261M104       872.17    348,867.00 SH          SOLE         348,867.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY, INC. CMN                 Common Stock   629377508    85,965.24  3,473,343.00 SH          SOLE         3,473,343.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PICO HOLDINGS INC CMN                Common Stock   693366205    19,101.75    531,934.00 SH          SOLE         531,934.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION CMN                  Common Stock   69351T106   146,932.34  3,968,999.00 SH          SOLE         3,968,999.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC CMN                 Common Stock   745310102     5,946.09    222,700.00 SH          SOLE         222,700.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PUT/WLT(WLTMK) @ 55 EXP 01/17/2009            Put   93317Q955   372,036.00    240,800.00     PUT     SOLE           2,408.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SAVVIS INC. CMN                      Common Stock   805423308     2,353.34    175,100.00 SH          SOLE         175,100.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SIERRA PACIFIC RESOURCES (NEW)
CMN                                 Common Stock    826428104    49,134.88  5,128,902.00 SH          SOLE         5,128,902.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS XM RADIO INC. CMN             Common Stock   82967N108     2,356.81  4,134,750.00 SH          SOLE         4,134,750.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORPORATION CMN        Common Stock   852061100    16,717.66  2,740,600.00 SH          SOLE         2,740,600.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STANDARD & POORS DEP RCPTS SPDR     Unit Series 1   78462F103    82,526.89    711,500.00 SH          SOLE         711,500.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SWITCH & DATA FACS, CO INC. CMN      Common Stock   871043105       303.27     24,359.00 SH          SOLE          24,359.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE AND DATA SYSTEMS,
INC. CMN                             Common Stock   879433100     1,233.38     34,500.00 SH          SOLE          34,500.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORPORATION CMN            Common Stock   89346D107   138,992.19  5,057,940.00 SH          SOLE         5,057,940.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TW TELECOM INC. CMN CLASS A          Common Stock   87311L104     1,619.80    155,900.00 SH          SOLE         155,900.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP HLD CO CMN     Common Stock   909205106    96,221.30  3,296,379.00 SH          SOLE         3,296,379.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES CELLULAR
CORPORATION CMN                     Common Stock    911684108     1,079.39     23,005.00 SH          SOLE          23,005.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC CMN                 Common Stock   92769L101     1,441.75    182,500.00 SH          SOLE         182,500.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC (NEW) CMN            Common Stock   93317Q105    44,213.91    931,800.00 SH          SOLE         931,800.00
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                --------------                                   -----------
                                                                --------------                                   -----------
                                                                 1,520,870.58                                    59,126,605.00
----------------------------------------------------------------==============-----------------------------------===========--------
----------------------------------------------------------------==============-----------------------------------===========--------